Administrative expenses (Details Narrative)	Dec. 31, 2022
Seafarers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	577
Land Based Employees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	412
Land Based Employees [member] | Asuncion [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	27
Land Based Employees [member] | San Antonio [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	53
Land Based Employees [member] | Buenos Aires [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	99
Land Based Employees [member] | Montevideo [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	6
Land Based Employees [member] | Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	215
Land Based Employees [member] | Corumba [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	12